Repurchase Agreements - Non Trading - Summary of Repurchase Agreements Non Trading (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 14,089	£ 15,848
Agreements with banks
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	2,898	6,358
Agreements with customers
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 11,191	£ 9,490